SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounting Policies [Abstract]
Contract liabilities	$ 30,024	$ 215,768
Contract liabilities acquired through business combination	109,000
Revenue deferred during the period	458,670	24,192
Cash refund due to the contract termination		(7,593)
Recognition of revenue deferred in prior period	(349,137)	(202,343)
Foreign exchange differences	5,102
Contract liabilities	$ 253,659	$ 30,024